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Supplement to Statement of Additional Information dated March 1, 2020

Harbor Diversified International All Cap Fund and Harbor International Fund
January 21, 2021
Effective January 4, 2021 (the “Effective Date”), Justin Hill is a co-portfolio manager for Harbor Diversified International All Cap Fund (the “Diversified International All Cap Fund”). Neil M. Oster, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, Michael Godfrey, CFA, David Cull, CFA, and Robert Anstey continue to serve as co-portfolio managers to the Diversified International All Cap Fund. Mr. Godfrey no longer manages the Asia Pacific ex Japan region, but will continue to manage the Emerging Markets region, together with Mr. Cull.
As of the Effective Date, Justin Hill is a co-portfolio manager for Harbor International Fund (the “International Fund”). Neil M. Oster, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, and David Cull, CFA continue to serve as co-portfolio managers to the International Fund. Michael Godfrey no longer serves as a co-portfolio manager to the International Fund.
The following replaces the “Other Accounts Managed” section for the Diversified International All Cap Fund and the International Fund on pages 57-59. The information is as of October 31, 2019, except for Mr. Hill, which is as of January 4, 2021:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Neil M. Ostrer
All Accounts	2	$3,613	14	$21,366	53	$22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	14	21,366	7	1,600
Charles Carter
All Accounts	2	3,613	13	20,971	53	22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,971	7	1,600
Nick Longhurst
All Accounts	2	3,613	13	20,971	53	22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,971	7	1,600
William J. Arah
All Accounts	2	3,613	13	21,829	52	24,419
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	21,829	7	1,665
Simon Somerville
All Accounts	2	3,613	12	21,525	52	24,419
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	12	21,525	7	1,665
Michael Nickson, CFA
All Accounts	2	3,613	13	20,883	49	21,865
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,883	6	1,460
David Cull, CFA
All Accounts	2	3,613	13	21,108	50	22,021
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	21,108	6	1,460
Michael Godfrey, CFA
All Accounts	2	3,613	13	21,108	50	22,021
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	21,108	6	1,460

Supplement to Statement of Additional Information dated March 1, 2020 — Continued

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND — Continued
Justin Hill (as of January 4, 2021)
All Accounts	1	$3,793	12	$21,280	42	$19,255
Accounts where advisory fee is based on account performance (subset of above)	1	3,793	12	21,280	5	1,222
Robert Anstey, CFA
All Accounts	2	3,613	6	3,128	26	12,380
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	6	3,128	4	826
HARBOR INTERNATIONAL FUND
Neil M. Ostrer
All Accounts	2	$3,613	14	$21,366	53	$22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	14	21,366	7	1,600
Charles Carter
All Accounts	2	3,613	13	20,971	53	22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,971	7	1,600
Nick Longhurst
All Accounts	2	3,613	13	20,971	53	22,606
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,971	7	1,600
William J. Arah
All Accounts	2	3,613	13	21,829	52	24,419
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	21,829	7	1,665
Simon Somerville
All Accounts	2	3,613	12	21,525	52	24,419
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	12	21,525	7	1,665
Michael Nickson, CFA
All Accounts	2	3,613	13	20,883	49	21,865
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	20,883	6	1,460
David Cull, CFA
All Accounts	2	3,613	13	21,108	50	22,021
Accounts where advisory fee is based on account performance (subset of above)	1	3,258	13	21,108	6	1,460
Justin Hill (as of January 4, 2021)
All Accounts	1	3,793	12	21,280	42	19,255
Accounts where advisory fee is based on account performance (subset of above)	1	3,793	12	21,280	5	1,222

The following is added to the “Securities Ownership” Section found on page 75:
As of January 4, 2020, Mr. Hill did not beneficially own any shares of Harbor Diversified International All Cap Fund or Harbor International Fund.
Investors Should Retain This Supplement For Future Reference
S0320.SAI.0121-a